Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	MEDL Mobile Holdings, Inc.
Entity Central Index Key	0001487941
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 1,075,307	$ 40,682
Accounts receivable, less allowance for doubtful accounts of $108,000	479,176	40,622
Prepaid expenses	9,800
Total current assets	1,564,283	81,304
Fixed assets, net of depreciation:	63,997	6,417
Other assets:
Security deposits	19,857	7,257
Total other assets	19,857	7,257
Total assets	1,648,137	94,978
Current liabilities:
Accounts payable and accrued expenses	219,569	6,972
Accrued compensation expenses	63,360
Shareholder loans		40,534
Total current liabilities	282,929	47,506
Long term liabilities:
Deferred lease	10,249
Total liabilities	293,178	47,506
Stockholders' equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding.
Common stock, $0.001 par value, 500,000,000 shares authorized;40,025,000 issued and outstanding at December 31,2011 and 7,401,500 issued and outstanding at December 31, 2010	40,025	7,402
Additional paid-in capital	3,122,520	95,098
Accumulated deficit	(1,807,586)	(55,028)
Total stockholders' equity	1,354,959	47,472
Total liabilities and stockholders' equity	$ 1,648,137	$ 94,978

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 108,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, issued	40,025,000	7,401,500
Common stock, outstanding	40,025,000	7,401,500

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 2,274,535	$ 823,018
Cost of goods sold	1,161,038	472,078
Gross profit	1,113,497	350,940
Expenses:
Selling, general and administrative	2,863,343	231,892
Total expenses	2,863,343	231,892
Net (loss) profit before other (expense)	(1,749,846)	119,048
Other (expense):
Interest Expense	(2,712)
Total other (expense)	(2,712)
Net (loss) profit	$ (1,752,558)	$ 119,048
NET (LOSS) PROFIT PER COMMON SHARE
Basic and Diluted	$ (0.07)	$ 0.02
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and Diluted	24,460,510	7,401,500

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) profit	$ (1,752,558)	$ 119,048
Adjustments to reconcile net (loss) profit to net cash (used in) provided by operating activities:
Depreciation	15,297	1,283
Stock based compensation on options granted	540,045
Common stock issued for services	20,000
Increase in allowance for doubtful accounts	(108,000)
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(330,553)	(40,622)
(Increase) in prepaid expenses	(9,800)
(Increase) in security deposits	(12,600)	(7,257)
Increase in Deferred lease	10,249
Increase (decrease) in accounts payable and accrued expenses	275,956	(7,578)
Net cash (used in) provided by operating activities	(1,351,964)	64,874
Cash flows from investing activities:
Purchase of office equipment	(72,877)	(7,700)
Net cash (used in) investing activities	(72,877)	(7,700)
Cash flows from financing activities:
Repayment of shareholder loans	(40,534)	(58,750)
Proceeds from convertible bridge notes	300,000
Proceeds from issuance of common stock	2,200,000
Net cash provided by (used in) financing activities	2,459,466	(58,750)
Net increase (decrease) in cash	1,034,625	(1,576)
Cash at beginning of period	40,682	42,258
Cash at end of period	1,075,307	40,682
Cash paid during year for interest
Interest
Income taxes	800
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of bridge notes	$ 300,000

Statement of Changes in Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance, value at Mar. 03, 2009
Beginning balance, shares at Mar. 03, 2009
Shares issued to founders for services, shares	1,000
Shares issued to founders for services, value	10	990		1,000
Forward stock split at 7,300 to 1, shares	7,299,000
Forward stock split at 7,300 to 1, value	72,990	(72,990)
Proceeds from issuance of Common Stock, shares	101,500
Proceeds from issuance of Common Stock, value	1,015	100,485		101,500
Ending balance, value at Dec. 31, 2009	74,015	28,485	(174,076)	(71,576)
Ending balance, shares at Dec. 31, 2009	7,401,500
Change in par value from $0.01 to $0.001		(66,613)	66,613
Net Loss			119,048	119,048
Ending balance, value at Dec. 31, 2010	7,402	95,098	(55,028)	47,472
Beginning balance, shares at Dec. 31, 2010	7,401,500
Proceeds from issuance of Common Stock, shares	10,000,000
Proceeds from issuance of Common Stock, value	10,000	2,490,000		2,500,000
Share exchange between MEDL Mobile Holdings, Inc. and MEDL Mobile, Inc.: shares canceled of MEDL Mobile, Inc., shares	(7,401,500)
Share exchange between MEDL Mobile Holdings, Inc. and MEDL Mobile, Inc.: shares canceled of MEDL Mobile, Inc., value	(7,402)	(95,098)		(102,500)
Shares issued to shareholders of MEDL Mobile, Inc., shares	20,000,000
Shares issued to shareholders of MEDL Mobile, Inc., value	20,000	82,500		102,500
Share exchange between MEDL Mobile Holdings, Inc. and Split Co, shares	10,000,000
Share exchange between MEDL Mobile Holdings, Inc. and Split Co, value	10,000	(10,000)
Stock-based compensation in connection with options granted		540,045		540,045
Issuance of common stock for services, shares	25,000
Issuance of common stock for services, value	25	19,975		20,000
Net Loss			(1,752,558)	(1,752,558)
Ending balance, value at Dec. 31, 2011	$ 40,025	$ 3,122,520	$ (1,807,586)	$ 1,354,959
Ending balance, shares at Dec. 31, 2011	40,025,000

Organization And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organization And Basis Of Presentation

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

MEDL Mobile Holdings, Inc. (the “Registrant”) through its wholly owned subsidiary, MEDL Mobile, Inc. (“MEDL” and together with the Registrant, “we”, “our”, “us”, or the “Company”) is a developer, incubator, marketer and aggregator of mobile application software, or “Apps”.

The Registrant, formerly known as Resume in Minutes, Inc. was incorporated in Nevada on May 22, 2008.  On June 24, 2011, the Registrant completed a share exchange with MEDL, a California corporation incorporated on March 4, 2009, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Registrant in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Registrant.  As a result of the share exchange, MEDL became a wholly owned subsidiary of the Registrant and the business of MEDL became the sole line of business of the Registrant.

The share exchange was accounted for as a reverse-merger and recapitalization. MEDL is the acquirer for financial reporting purposes and MEDL Mobile Holdings, Inc. is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the share exchange are those of MEDL and recorded at the historical cost basis of MEDL, and the consolidated financial statements after completion of the share exchange include the assets and liabilities of the Registrant and MEDL, historical operations of MEDL and operations of Registrant from the closing date of the share exchange.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary Of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of all of the entities that make up the Company.  All significant inter-company balances and transactions have been eliminated.

Reclassification

The Company has made certain reclassifications to conform prior periods’ data to the current presentation.  These reclassifications had no effect on reported losses.

Basis of Accounting

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (the “Commission”). It is management's opinion, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to investment tax credits, bad debts, income taxes and contingencies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at two financial institutions that are insured by the Federal Deposit Insurance Corporation.  Any amounts of cash in financial institutions over FDIC insured limits, exposes the Company to cash concentration risk.

Revenue Recognition

Recurring revenues are earned on a monthly basis and include software application license and support fees as well as Application (also referred to as “Apps”) hosting fees. Monthly recurring fees billed in advance and the revenue is recognized in the month in which the fees are applicable. Nonrecurring revenues from implementation fees for new client installation and consulting and training fees for existing clients are recognized as the services are performed. Nonrecurring revenues related to perpetual license sale with multiple elements are recognized in accordance with the guidance on software revenue recognition. When the arrangement with a customer includes significant production, modification, or customization of the software, we recognize the related revenue using the percentage-of-completion method in accordance with the accounting guidance for construction-type and certain production-type contracts.

The Company receives a deposit of up to fifty (50%) percent of the proposed project contract at the time that the contract is signed.  Significant work has been done by the Company at this time and the deposit is non-refundable and therefore is recognized as revenue to the Company.  Another twenty five (25%) percent of the contract is billable per stated terms of the contract and revenue is recognized at that time.  Upon completion of the project to the client the remaining twenty five (25%) percent is billed to the client and recognized as revenue to the Company.  Apps projects are generally delivered within several weeks.

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect from outstanding balances.  Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the current status of individual accounts.  Balances outstanding after management has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to trade accounts receivable. The allowance for doubtful accounts at December 31, 2011 is $108,000.  Management has determined that no allowance for doubtful accounts at December 31, 2010 is required.

Accounts receivable will generally be due within 30 to 90 days and collateral is not required.

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on de-recognition, classification and disclosure of these uncertain tax positions.

Uncertainty in Income Taxes

Under ASC 740-10-25 recognition and measurement of uncertain income tax positions is required using a “more-likely-than-not" approach.  Management evaluates their tax positions on an annual basis and has determined that as of December 31, 2011 no additional accrual for income taxes is necessary.

Research and Development

The Company incurs costs on activities that relate to research and development of new technology and products.  Research and development costs are expensed as incurred.

Property and equipment

Property and equipment are stated at cost.  Expenditures that materially increase the life of the assets are capitalized.  Ordinary maintenance and repairs are charged to expense as incurred.  When assets are sold or otherwise disposed of, the cost and the related accumulated depreciation and amortization are removed from the accounts and any realized gain or loss is recognized at that time.

Depreciation is computed primarily on the straight line method for financial statement purposes over the following estimated useful lives:

Computer equipment                                                      3-5 years

Furniture and fixtures                                                     3-5 years

Fair Value of Financial Instruments (Other Than Derivative Financial Instruments)

The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures , for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the consolidated balance sheet for cash, accounts payable, and accrued liabilities approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25 Fair Value Option was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Earnings (Loss) Per Share of Common Stock

Basic net earnings (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share ("EPS") include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents were not included in the computation of diluted earnings per share in 2011and 2010 on the consolidated statement of operations due to the fact that the Company reported a net loss in 2011 and 2010 and to do so would be anti-dilutive for that period.

The following is a reconciliation of the computation for basic and diluted EPS:

(Loss) Per Share of Common Stock
	For the year ened December 31, 2011	For the year ened December 31, 2010
Net (loss) profit	(1,752,558)	119,048
Weighted-average common shares
Outstanding (Basic)	24,460,510	7,401,500

Weighted-average common stock
Equivalents
Stock options	0	0

Weighted-average commons shares
Outstanding (Diluted)	24,460,510	7,401,500

NET (LOSS) PROFIT PER COMMON SHARE
Basic and Diluted	$(0.07)	$0.02

Diluted net loss per share in 2011 reflects the potential dilution that could occur if the securities or other contracts to issue common stock were exercised or converted into common stock.

Goodwill and Other Intangible Assets

In accordance with ASC 350-30-65 (formerly SFAS 142, Goodwill and Other Intangible Assets ), the Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets were comprised of website assets. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;

2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. The Company has no goodwill or intangible assets.

Stock Based Compensation

The Company applies ASC 718-10 and ASC 505-50 (formerly SFAS 123R) in accounting for stock options issued to employees. The amount of compensation cost for share-based payments is measured based upon the fair value on the grant date of the equity instruments issued.  For stock options issued to non-employees, the Company applies the same standard.

Recent Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU No. 2011-04”). ASU No. 2011-04 provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this update to result in a change in the application of the requirements in Topic 820. The amendments in ASU No. 2011-04 are to be applied prospectively. ASU No. 2011-04 is effective for public companies for interim and annual periods beginning after December 15, 2011. Early application is not permitted. This update does not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”). In ASU No. 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in ASU No. 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in ASU No. 2011-05 should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. This update does not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08 – “Intangibles – Goodwill and Other (ASC Topic 350) – Testing of Goodwill for Impairment.” This ASU simplifies how entities test goodwill for impairment. The amendments under this ASU permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements or results of operations.

On December 31, 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which requires new disclosures about balance sheet offsetting and related arrangements. For derivatives and financial assets and liabilities, the ASU requires disclosure of gross asset and liability amounts, amounts offset on the balance sheet, and amounts subject to the offsetting requirements but not offset on the balance sheet. The ASU is effective for annual reporting periods beginning on or after January 1, 2013. The Company is currently evaluating the impact, if any, that these updates will have on its financial condition, results of operations and cash flows. This update is not expected to have a material impact on the Company’s consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

Property And Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property And Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets as of December 31, 2011 and December 31, 2010 were as follows:

PROPERTY AND EQUIPMENT

	Estimated Useful Lives (Years)	For the year ened December 31, 2011	For the year ened December 31, 2010
Computer Equipment	3-5	72,124	7,700
Furniture and fixtures	3-5	8,453	-
		80,577	7,700

Less: accumulated depreciation		(16,580)	(1,283)
Fixed assets, net		63,997	6,417

There was $15,297 and $1,283 charged to operations for depreciation expense for the year ended December 31, 2011 and 2010, respectively.

Provision For Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Provision For Income Taxes

NOTE 4 - PROVISION FOR INCOME TAXES

The provision (benefit) for income taxes for the year ended December 31, 2011 differs from the amount which would be expected as a result of applying the statutory tax rates to the income (losses) before income taxes due primarily to changes in the valuation allowance to fully reserve net deferred tax assets and also due to the fact that MEDL was taxed as a S Corporation from January 1, 2011 to June 23, 2011, resulting in no tax benefit or deferred tax asset during this period.

Accordingly, all of the losses of MEDL flow through to the shareholders of the S Corporation and the Company has no deferred tax assets or loss carryforwards from this period.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income.  As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

As of December 31, 2011
Deferred tax assets:
Net Operating Loss	$(1,080,646)
Tax Rate	34%
Total deferred tax assets	$367,420
Less Valuation allowance	$(367,420)

Net deferred tax assets	$-

Reconciliation of the differences between the statutory tax rate and the effective tax rate is:

December 31, 2011
Federal statutory tax rate	34.0%
Effective Tax Rate	34.0%
Valuation Allowance	(34.0%)
Net Effective Tax Rate	0%

As of December 31, 2011, the Company has a net operating loss carry forward of $1,080,646 expiring through 2031. The Company has provided a valuation allowance against the full amount of the deferred tax asset due to management’s uncertainty about its realization. Furthermore, the net operating loss carry forward may be subject to further limitation pursuant to Section 382 of the Internal Revenue Code.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

The Company has entered into a sub-lease with a company in which the Company’s CEO and his family are shareholders.  The sublease is for approximately 4,500 square feet.  The term of the sub-lease commenced January 1, 2011 and expires November 30, 2015. (See also Note 6)

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments And Contingencies

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Lease

The Company is party to two non-cancelable lease agreements for office space through 2015. The first agreement is for approximately 4,500 square feet of space located at 18475 Bandilier Circle, Fountain Valley, CA.  The term of the sub-lease commenced January 1, 2011 and expires November 30, 2015.  The second lease is for approximately 4,786 square feet and is located at 18350 Mt. Langley Street, Fountain Valley, CA.  The term of this lease commenced September 1, 2011 and expires February 28, 2013.  At December 31, 2011, aggregate future minimum payments under these leases, is as follows:

2012	$134,980
2013	94,680
2014	85,860
2015	87,660

Total	$403,180

Litigation

The Company is not presently involved in any litigation.

Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stockholders' Equity (Deficit)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The authorized preferred stock of the Company consists of 10,000,000 shares of preferred stock at a par value of $0.001.  As of December 31, 2011, the Company had no outstanding shares of preferred stock.

Common Stock

The authorized common stock of the Company consists of 500,000,000 shares of common stock with a par value of $0.001.

On April 20, 2011, MEDL sold an aggregate of $300,000 secured 5% bridge notes to certain accredited investors in a private placement transaction.  The bridge notes were to mature upon the earlier to occur of a private placement of at least $2,200,000 and simultaneous reverse merger or on October 20, 2011.  The principal amount of the bridge notes automatically exchanged into shares of common stock of the Company in the Private Placement (as defined below) at a price per share of $0.25.

On June 3, 2011, the board of directors of the Registrant authorized a 37.39716 for one forward split of its outstanding common stock in the form of a dividend, whereby an additional 36.39716 shares of common stock, par value $0.001 per share, were issued for each one share of common stock held by each shareholder of record on June 23, 2011.

On June 24, 2011, the Company completed a share exchange (the “Share Exchange”) with MEDL, a California corporation, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Company in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Company.  The Share Exchange caused MEDL to become a wholly-owned subsidiary of the Company.

In connection with the closing of the share exchange, the Company sold 10,000,000 shares of common stock at a purchase price of $0.25 per share in a private placement to accredited investors, resulting in aggregate gross proceeds of $2,500,000 (including the exchange of bridge notes in the aggregate principal amount of $300,000) (the “Private Placement”).  Accrued interest of $2,712 in respect of the bridge notes was not paid at the closing and is included in accounts and accrued expenses payable at December 31, 2011.

Two business days following the closing of the Share Exchange and the Private Placement, under an Agreement Share of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”),  the Company transferred all of its pre-Exchange assets and liabilities to its newly formed wholly-owned subsidiary, Resume in Minutes Holdings, Inc. (“SplitCo”). Thereafter, pursuant to a stock purchase agreement (the “Stock Purchase Agreement”), the Company transferred all of the outstanding capital stock of SplitCo to certain of its former shareholders in exchange for the cancellation of 94,824,263 shares of its common stock that they owned (the “Split-Off”), with 10,000,000 shares of its common stock held by persons who acquired such shares prior to the Share Exchange remaining outstanding.  These 10,000,000 shares constitute the Company’s “public float” and are its only shares of registered common stock and accordingly are its only shares available for resale without further registration or under an applicable exemption from registration.

On December 23, 2011, Medl Mobile issued 25,000 shares of Common Stock for investor relations services at a price per share of $.80 for total expense of $20,000.

As of December 31, 2011, the Company has 40,025,000 shares of common stock issued and outstanding.

Warrants

The Company has no warrants for the year ended December 31, 2011 and  December 31, 2010.

Share-Based Compensation and Options Issued to Consultants

2011 Equity Incentive Plan

The board of directors adopted the 2011 Equity Incentive Plan, as amended, (the “Plan”) of Medl Mobile Holdings, Inc. (Nevada) that provided for the issuance of a maximum of 6,000,000 shares of common stock.   As of December 31, 2011, there were options issued to purchase 5,302,000 shares under the plan, of this amount there are vested options exercisable into 3,256,600 shares of common stock which options exercisable for 1,879,600 shares of common stock have been issued to employees and options exercisable for 1,377,000 shares of common stock have been issued to non-employees. As of December 31, 2011, the Company had approximately 698,000 shares reserved for future grant under its Plan and there were no shares exercised during the year ended December 31, 2011.

The Company generally grants stock options to employees and directors at exercise prices equal to the fair market value of the Company's stock at the dates of grant. Stock options are typically granted throughout the year and generally vest over five years of service thereafter and expire ten years from the date of the award, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the requisite service period for each stock option award.

Total share-based compensation expense included in the condensed consolidated statements of operations for the year ended December 31,2011 is $540,045. At December 31, 2011, compensation expense included in selling, general and administration is $500,286. Compensation expense included in cost of good sold is $39,759.

There was no capitalized share-based compensation cost as of December 31, 2011 and there were no recognized tax benefits during the years December 31, 2011 and 2010.

To estimate the value of an award, the Company uses the Black-Scholes option-pricing model.  This model requires inputs such as expected life, expected volatility and risk-free interest rate.  The forfeiture rate also impacts the amount of aggregate compensation.  These inputs are subjective and generally require significant analysis and judgment to develop.  While estimates of expected life, volatility and forfeiture rate are derived primarily from the Company’s historical data, the risk-free rate is based on the yield available on U.S. Treasury constant maturity rates with similar terms to the expected term of the stock option awards.  The fair value of share-based awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the year ended December 31, 2011:

Dividend Yield	$ 0
Expected Volatility	84.331%
Risk Free Interest Rate	1.53%
Expected Life	5.41 years

There were no options outstanding during the year ended December 31, 2010.

Share-Based Compensation and Options Issued to Consultants

			Weighted Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Options	Exercise Price	Life (Yrs.)	Value

Options outstanding at December 31, 2010
Granted	5,162,000	0.28	9.49	$3,400,430
Exercised
Forfeited or cancelled	(270,000)	0.34		161,100
Expired
Options outstanding at December 31, 2011	4,892,000	0.28	9.49	$3,239,330
Options exercisable at December 31, 2011	2,846,584	0.26	9.48	1,926,318
Options exercisable and options expected
to vest at December 31, 2011	4,892,000	0.28	9.49	$3,239,330

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price currently below the closing price.

Unvested share activity for the nine months ended December 31, 2011 was as follows:

	Unvested	Weighted
	Number of	Average Grant
	Options	Fair Value
Unvested balance at December 31, 2010
Granted	5,572,000	0.28
Vested	(3,256,600)	0.26
Forfeited	(270,000)	0.34
Unvested balance at December 31, 2011	2.045,416	0.30

Employee share option activity for the year ended December 31, 2011 was as follows:

At December 31, 2011, there was $382,713 of unrecognized share-based compensation expense related to unvested employee share options with a weighted average remaining recognition period of 2.53 years.

Share-Based Compensation and Options Issued to Nonemployees

For the fiscal year ended December 31, 2011 the Company issued 1,627,000 options to nonemployees (consultants, and vendors) with an exercise price of $0.25.  1,377,000 of these shares are vested as of year end, and the remainder of 250,000 shares vest over the next fiscal year.  These options have a term of 10 years.  The Company recognized $226,000 in consulting expenses relating to these options.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

On February 28, 2012, the Company acquired Inedible Software, LLC, a developer of mobile apps and related mobile app technologies.

On March 28, 2012, the Company entered into a securities purchase agreement with an accredited investor whereby it sold an aggregate of 1,000,000 units (the “Units”), each Unit comprised of three shares of our common stock and a warrant to purchase one share of common stock at a price per Unit of $1.50. As a result of the sale, which closed on the same day as entering into the securities purchase agreement, the Company issued to the investor 3,000,000 shares of common stock and a warrant to purchase 1,000,000 shares of common stock for an aggregate purchase price of $1,500,000. The warrant has a three year term and may be exercised at an exercise price of $0.90 per share, subject to adjustment in the case of stock splits, distributions, reorganizations, recapitalizations and the like, and may be exercised on a cashless basis under certain circumstances. The warrant contains full ratchet anti-dilution protection in the case of a share issuance for consideration less than the then exercise price of the warrant, subject to customary exceptions.  In addition, certain issuances of the Company's securities below $0.50 per share require the prior written approval of such investor.